Note 5 - Gain (Loss) on Solar Development (Tables)	12 Months Ended
Jun. 30, 2023
Statement Line Items [Line Items]
Disclosure of detailed information about gain (loss) on assets [text block]
	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Australia solar projects	30	23	(165)
ISS Joint Venture - 50% share of discontinued projects	-	-	(6,950)
Gain on acquisition of remaining 50% ISV from ISS	-	-	7,848
Other gains/(losses)	-	(36)	36
Total gain/(loss) on Solar Development	30	(13)	769